McKesson Tax Receivable Agreement - (Narrative) (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Tax receivable agreement, percentage of net cash saving realized assigned	85.00%	85.00%
Tax receivable agreement, minimum percentage of the Joint Venture outstanding units required to be owned	20.00%	20.00%
Additional tax receivable agreement, percentage net cash tax savings Company required to pay arising from certain tax basis increases and imputed interest deductions	85.00%	85.00%